Other assets (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	May 15, 2020	Jun. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Issuance of common shares under private placement						$ 100,000	$ 46,500
Website [Member]
Number of shares issued						500,000
300 Coaches [Member]
Number of shares issued						500,000
1000 Coaches [Member]
Number of shares issued						500,000
Series B Preferred Stock [Member]
Number of shares issued			500,000			500,000
Number of value for granted shares						$ 605,488
Issuance of common shares under private placement			$ 601,852	$ 601,852
Series B Preferred Stock [Member] | New Issue with Milestone [Member]
Number of shares issued			500,000
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Number of shares issued		500,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Equity method investment, description of principal activities	the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru’s common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the second quarter of 2022. In consideration for the purchase, the Company agreed to issue the Seller 500,000 shares of the Company’s Series B Preferred Stock at closing, which occurred on May 15, 2020
Number of shares issued	500,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Number of shares issued	1,500,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Number of shares issued	1,500,000
Issuance of common shares under private placement	$ 1,500,000
Share Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Preferred Stock [Member]
Issuance of common shares under private placement	$ 605,488
Share Purchase Agreement [Member] | LifeGuru Inc [Member] | Series B Convertible Preferred Stock [Member]
Percentage of subsidiary owned			51.00%			51.00%
Impairment of investment					$ 605,488